Condensed Consolidated Statements of Operations (unaudited) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Scenario, Actual
Revenues:
Construction Revenue	$ 45,229,114	$ 67,776,314
Service fees - power generation plant	5,053,456	5,810,652
Rent Income	75,887	122,674
Other revenue	37,419	52,508
Gross revenues	50,395,876	73,762,148
Costs and expenses:
Construction costs	35,059,384	63,904,627
Operation and maintenance costs - power generation plant	2,737,831	2,665,869
Cost of Revenue	37,797,215	66,570,496
Gross Profit	12,598,661	7,191,652
Operating expenses:
Salaries and employee benefits	4,207,251	2,854,888
General and Administrative	2,748,685	2,328,001
Total Operating Expenses	6,955,936	5,182,889
Operating Income / (Expense)	5,642,725	2,008,763
Other income (expense):
Interest income / (expense), net	2,150	(69)
Other income (expense) - related party	(62,157)	(136,589)
Foreign currency exchange gain / (loss)	(19,984)	(16,639)
Other income / (loss), net	83,663	70,239
Total other income / (expense)	3,672	(83,058)
Consolidated income before income taxes	5,646,397	1,925,705
Income tax provision	(415,803)	(5,041,514)
Consolidated net income / (loss)	5,230,594	(3,115,809)
Net income/(loss) attributable to non-controlling interest	4,555,572	1,509,184
Consolidated net income / (loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	675,022	(4,624,993)
Preferred stock dividends	342,694	55,250
Consolidated net income / (loss) attributable to the common stockholders of Pernix Group Inc, and subsidiaries	332,328	(4,680,243)
EPS attributable to the stockholders of Pernix Group, Inc. and Subsidiaries:
Basic net income / (loss) per share	$ 0.04
Diluted net income / (loss) per share	$ 0.03
Basic and diluted net income per share		$ (0.50)
Weighted average shares outstanding - basic	9,403,697	9,403,697
Weighted average shares outstanding - diluted	11,014,867	9,403,697
Scenario, Adjustment
Other income (expense):
Net income/(loss) attributable to non-controlling interest	165,721	163,013
Consolidated net income / (loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	(165,721)	(163,013)
Consolidated net income / (loss) attributable to the common stockholders of Pernix Group Inc, and subsidiaries	(165,721)	(163,013)
EPS attributable to the stockholders of Pernix Group, Inc. and Subsidiaries:
Basic net income / (loss) per share	$ (0.02)
Diluted net income / (loss) per share	$ (0.02)
Basic and diluted net income per share		$ (0.02)
Weighted average shares outstanding - basic	9,403,697	9,403,697
Weighted average shares outstanding - diluted	11,014,867	9,403,697
Pro Forma
Revenues:
Construction Revenue	45,229,114	67,776,314
Service fees - power generation plant	5,053,456	5,810,652
Rent Income	75,887	122,674
Other revenue	37,419	52,508
Gross revenues	50,395,876	73,762,148
Costs and expenses:
Construction costs	35,059,384	63,904,627
Operation and maintenance costs - power generation plant	2,737,831	2,665,869
Cost of Revenue	37,797,215	66,570,496
Gross Profit	12,598,661	7,191,652
Operating expenses:
Salaries and employee benefits	4,207,251	2,854,888
General and Administrative	2,748,685	2,328,001
Total Operating Expenses	6,955,936	5,182,889
Operating Income / (Expense)	5,642,725	2,008,763
Other income (expense):
Interest income / (expense), net	2,150	(69)
Other income (expense) - related party	(62,157)	(136,589)
Foreign currency exchange gain / (loss)	(19,984)	(16,639)
Other income / (loss), net	83,663	70,239
Total other income / (expense)	3,672	(83,058)
Consolidated income before income taxes	5,646,397	1,925,705
Income tax provision	(415,803)	(5,041,514)
Consolidated net income / (loss)	5,230,594	(3,115,809)
Net income/(loss) attributable to non-controlling interest	4,721,293	1,672,197
Consolidated net income / (loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	509,301	(4,788,006)
Preferred stock dividends	342,694	55,250
Consolidated net income / (loss) attributable to the common stockholders of Pernix Group Inc, and subsidiaries	$ 166,607	$ (4,843,256)
EPS attributable to the stockholders of Pernix Group, Inc. and Subsidiaries:
Basic net income / (loss) per share	$ 0.02
Diluted net income / (loss) per share	$ 0.01
Basic and diluted net income per share		$ (0.52)
Weighted average shares outstanding - basic	9,403,697	9,403,697
Weighted average shares outstanding - diluted	11,014,867	9,403,697